Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 15, 2017	Feb. 23, 2017	Jan. 25, 2017	Mar. 31, 2017	Apr. 24, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 17, 2017	Apr. 03, 2017
Subsequent Event [Line Items]
Per unit distribution (declared)						$ 3.4	$ 3.4000	$ 3.5995
Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
West [Member] | Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
5.95% Senior Unsecured Notes due 2017 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate						5.95%
6.125% Senior Unsecured Notes due 2022 [Member] | Williams Partners L. P. [Member]
Subsequent Event [Line Items]
Long-term debt interest rate						6.125%
Subsequent Event [Member]
Subsequent Event [Line Items]
Per unit distribution (declared)					$ 0.60
Subsequent Event [Member] | Williams Olefins, L.L.C. [Member]
Subsequent Event [Line Items]
Disposal Group, Consideration									$ 2,100
Subsequent Event [Member] | Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Gain on sale of an equity-method investment interest				$ 269
Subsequent Event [Member] | Appalachia Midstream Services, LLC [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				66.00%
Subsequent Event [Member] | Ranch Westex JV LLC [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Equity Method Investments				$ 45
Subsequent Event [Member] | West [Member] | Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Equity Method Investments				$ 155
Subsequent Event [Member] | 4% Senior Unsecured Notes Due 2027 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 250
Long-term debt interest rate										4.00%
Subsequent Event [Member] | 5.95% Senior Unsecured Notes due 2017 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate	5.95%
Long-term debt retired	$ 185
Subsequent Event [Member] | 6.125% Senior Unsecured Notes due 2022 [Member] | Williams Partners L. P. [Member]
Subsequent Event [Line Items]
Long-term debt interest rate		6.125%	6.125%
Long-term debt retired		$ 750	$ 750